Changes in Carrying Amount of Goodwill by Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended																		12 Months Ended															12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2013 Imaging Products & Solutions		Mar. 31, 2012 Imaging Products & Solutions		Mar. 31, 2013 Game		Mar. 31, 2012 Game	Mar. 31, 2013 Mobile Products & Communications		Mar. 31, 2012 Mobile Products & Communications		Mar. 31, 2013 Home Entertainment & Sound	Mar. 31, 2012 Home Entertainment & Sound	Mar. 31, 2011 Home Entertainment & Sound	Mar. 31, 2013 Devices		Mar. 31, 2012 Devices		Mar. 31, 2013 Pictures		Mar. 31, 2012 Pictures		Mar. 31, 2013 Music		Mar. 31, 2012 Music		Mar. 31, 2013 Financial Services	Mar. 31, 2012 Financial Services	Mar. 31, 2011 Financial Services	Mar. 31, 2013 All Other		Mar. 31, 2012 All Other
Goodwill [Line Items]
Goodwill - gross	¥ 591,977		¥ 483,292		¥ 5,967		¥ 6,044		¥ 123,211		¥ 123,285	¥ 138,255	[1]			¥ 5,320	¥ 5,320	¥ 5,320	¥ 33,159		¥ 62,628		¥ 138,320		¥ 140,584		¥ 100,956		¥ 102,994		¥ 3,020	¥ 3,020	¥ 3,020	¥ 43,769		¥ 39,417
Accumulated impairments	(15,219)		(14,287)		(300)		(300)									(5,320)	(5,320)	(5,320)									(306)		(306)		(706)	(706)	(706)	(8,587)		(7,655)
Goodwill	576,758		469,005		5,667		5,744		123,211		123,285	138,255	[1]			0	0	0	33,159		62,628		138,320		140,584		100,650		102,688		2,314	2,314	2,314	35,182		31,762
Increase (decrease) due to:
Acquisitions	28,659	[2]	134,376						19,793	[2]	166			128,522	[1]				2,044	[2]			3,174	[2]	1,330		2,626	[2]						1,022	[2]	4,358
Sales and dispositions	(15,040)	[3]	(589)																		(589)													(15,040)	[3]
Impairments	(1,445)	[4]	(932)	[4]		[4]																												(1,445)	[4]	(932)	[4]
Translation adjustments	52,373		3,961		108		124		4,527		(240)	15,314	[1]	9,733	[1]				316		(107)		19,338		(3,073)		10,402		(1,891)					2,368		(585)
Other	1,938	[5]	(29,063)	[5],[6]			(201)	[5],[6]											1,750	[5]	(28,773)	[5],[6]	25	[5]	(521)	[5],[6]	(28)	[5]	(147)	[5],[6]				191	[5]	579	[5],[6]
Goodwill - gross	659,907		591,977		6,075		5,967		147,531		123,211	153,569	[1]	138,255	[1]	5,320	5,320	5,320	37,269		33,159		160,857		138,320		113,956		100,956		3,020	3,020	3,020	32,310		43,769
Accumulated impairments	(16,664)		(15,219)		(300)		(300)									(5,320)	(5,320)	(5,320)									(306)		(306)		(706)	(706)	(706)	(10,032)		(8,587)
Goodwill	¥ 643,243		¥ 576,758		¥ 5,775		¥ 5,667		¥ 147,531		¥ 123,211	¥ 153,569	[1]	¥ 138,255	[1]	¥ 0	¥ 0	¥ 0	¥ 37,269		¥ 33,159		¥ 160,857		¥ 138,320		¥ 113,650		¥ 100,650		¥ 2,314	¥ 2,314	¥ 2,314	¥ 22,278		¥ 35,182

[1]	The 128,522 million yen in the fiscal year ended March 31, 2012 relates to the Sony Ericsson acquisition. Refer to Note 24.
[2]	Substantially all of the acquisition amounts in the Game segment relate to the Gaikai Inc. ("Gaikai") acquisition. Refer to Note 24.
[3]	Sales and dispositions amounts in All Other substantially all relate to the sale of certain M3 shares. Refer to Note 5.
[4]	During the fiscal years ended March 31, 2012 and 2013, Sony recorded impairment losses of 932 million yen and 1,445 million yen, respectively, in reporting units included in All Other. The impairment charges reflected the overall decline in the fair values of the reporting units. The fair values of the reporting units were estimated using the expected present value of future cash flows.
[5]	Other primarily consists of purchase price adjustments for prior years and amounts reclassified as held for sale.
[6]	The chemical products business, which is included in the Devices segment was classified as held for sale as of March 31, 2012. No impairment loss was recognized as a result of the held for sale classification. The assets held for sale included 29,182 million yen of goodwill which was reclassified to other assets in the consolidated balance sheets prior to completing the divestiture in the fiscal year ended March 31, 2013. Refer to Note 25.